Cover	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Entity File Number	001-36555
Entity Registrant Name	MARATHON DIGITAL HOLDINGS, INC.
Entity Central Index Key	0001507605
Entity Tax Identification Number	01-0949984
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(800)
Local Phone Number	804-1690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MARA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false